Note 19 - Other Operating Expenses	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]

19. Other operating expenses

	2021	2020
Selling and marketing(1)	$11,333	$10,090
Other	1,426	1,772
Other operating expenses	$12,759	$11,862

(1)	Primarily includes freight charges associated with the Mount Milligan Mine and the Langeloth processing facility.